OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Reconciliation arising from financing activities (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in liabilities arising from financing activities (Bonds Payable)
Total liabilities from financing activities	$ 1,162,376,148	$ 1,083,232,440	$ 1,253,359,416
Acquisition	153,154,775	126,339,746	338,304,966
Payments	(177,008,427)	(155,872,094)	(430,684,366)
Foreign exchange movement	(8,170,024)	55,469,814	38,213,046
Accrual of interest	61,182,824	61,291,953	58,277,783
Increase through new leases	14,603,003	8,794,819	18,422,817
Fair value changes	30,911,816	(16,776,989)	(192,661,222)
Others		(103,541)
Total liabilities from financing activities	1,237,050,115	1,162,376,148	1,083,232,440
Cash flow balance
Interest payments	(57,331,558)	(65,837,409)	(67,010,058)
Loan payments	(84,947,461)	(62,776,958)	(26,378,491)
Lease liability payments	(14,446,410)	(10,347,356)	(6,299,217)
Principal payment	(18,425,349)	(16,910,371)	(330,996,600)
Proceeds from the issuance of bonds			167,739,096
Proceeds from short term loans	153,154,775	123,752,721	31,850,233
Proceeds (payments) from bond-related derivative instruments	(1,857,649)	2,587,025	138,715,637
Current bank liabilities
Changes in liabilities arising from financing activities (Bonds Payable)
Total liabilities from financing activities	56,401,282	1,500,909	688,800
Acquisition	48,354,775	123,752,721	31,850,233
Payments	(94,580,375)	(75,687,330)	(32,028,986)
Foreign exchange movement	(2,879,729)	(9,955,723)	(3,432,184)
Accrual of interest	4,524,233	7,387,014	4,423,046
Reclassification long-term to short-term		9,403,691
Total liabilities from financing activities	11,820,186	56,401,282	1,500,909
Current bank liabilities
Changes in liabilities arising from financing activities (Bonds Payable)
Total liabilities from financing activities		13,403,691	13,366,211
Acquisition	104,800,000
Payments		(4,000,000)
Foreign exchange movement	160,991
Accrual of interest			37,480
Reclassification long-term to short-term		(9,403,691)
Total liabilities from financing activities	104,960,991		13,403,691
Current bonds
Changes in liabilities arising from financing activities (Bonds Payable)
Total liabilities from financing activities	29,800,608	27,479,415	340,767,980
Payments	(49,280,177)	(37,061,057)	(376,971,322)
Foreign exchange movement	1,038,273	4,147,898	10,685,477
Accrual of interest	35,410,394	35,234,352	41,648,943
Reclassification long-term to short-term	6,839,107		11,348,337
Total liabilities from financing activities	23,808,205	29,800,608	27,479,415
Non-current bonds
Changes in liabilities arising from financing activities (Bonds Payable)
Total liabilities from financing activities	1,003,864,048	953,660,440	763,368,160
Acquisition			167,739,096
Payments	(4,228,479)	(16,910,371)
Foreign exchange movement	(1,195,861)	67,113,979	33,901,521
Reclassification long-term to short-term	(6,839,107)		(11,348,337)
Total liabilities from financing activities	991,600,601	1,003,864,048	953,660,440
Current lease liabilities
Changes in liabilities arising from financing activities (Bonds Payable)
Total liabilities from financing activities	9,631,011	9,926,283	7,100,579
Payments	(11,783,584)	(7,653,559)	(6,299,217)
Foreign exchange movement	(4,742,651)	(3,899,722)	(1,638,446)
Accrual of interest	2,830,185	3,276,490	2,563,021
Increase through new leases	10,730,323	7,069,867	5,330,367
Reclassification long-term to short-term	2,960,617	1,665,140	2,869,979
Others		(753,488)
Total liabilities from financing activities	9,625,901	9,631,011	9,926,283
Non-current lease liabilities
Changes in liabilities arising from financing activities (Bonds Payable)
Total liabilities from financing activities	20,891,121	24,811,777	15,892,628
Payments	(2,662,826)	(2,693,797)
Foreign exchange movement	(551,047)	(1,936,618)	(1,303,322)
Increase through new leases	3,872,680	1,724,952	13,092,450
Reclassification long-term to short-term	(2,960,617)	(1,665,140)	(2,869,979)
Others		649,947
Total liabilities from financing activities	18,589,311	20,891,121	24,811,777
Non-current derivative contract liabilities
Changes in liabilities arising from financing activities (Bonds Payable)
Total liabilities from financing activities	41,788,078	52,449,925	112,175,058
Acquisition		2,587,025	138,715,637
Payments	(14,472,986)	(11,865,980)	(15,384,841)
Accrual of interest	18,418,012	15,394,097	9,605,293
Fair value changes	30,911,816	(16,776,989)	(192,661,222)
Total liabilities from financing activities	$ 76,644,920	$ 41,788,078	$ 52,449,925